UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Trust

QUARTERLY REPORT

September 30, 2011

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 2.1%
United Technologies Corp.	874,350	$61,519,266

Alcoholic Beverages – 2.5%
Diageo PLC	1,529,638	$29,102,539
Heineken N.V.	949,172	42,417,984

		$71,520,523

Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	210,023	$27,850,473
NIKE, Inc., “B”	425,530	36,387,070

		$64,237,543

Automotive – 0.6%
Bayerische Motoren Werke AG	255,356	$16,919,961

Biotechnology – 1.1%
Gilead Sciences, Inc. (a)	803,810	$31,187,828

Broadcasting – 3.0%
Viacom, Inc., “B”	704,830	$27,305,114
Walt Disney Co.	1,948,830	58,776,713

		$86,081,827

Brokerage & Asset Managers – 2.2%
Blackrock, Inc.	209,244	$30,970,204
Franklin Resources, Inc.	343,640	32,865,730

		$63,835,934

Business Services – 1.0%
Accenture PLC, “A”	575,570	$30,321,028

Cable TV – 0.8%
Comcast Corp., “A”	1,051,160	$21,969,244

Chemicals – 1.8%
3M Co.	553,370	$39,726,426
Celanese Corp.	414,820	13,494,095

		$53,220,521

Computer Software – 4.3%
Check Point Software Technologies Ltd. (a)	547,980	$28,911,425
Oracle Corp.	2,962,030	85,128,742
VeriSign, Inc.	412,160	11,791,898

		$125,832,065

Computer Software - Systems – 7.1%
Apple, Inc. (a)	297,460	$113,385,803
EMC Corp. (a)	2,987,530	62,708,255
International Business Machines Corp.	173,090	30,295,943

		$206,390,001

Construction – 2.4%
Owens Corning (a)	850,030	$18,428,650
Sherwin-Williams Co.	444,990	33,071,657
Stanley Black & Decker, Inc.	386,030	18,954,073

		$70,454,380

Consumer Products – 4.5%
Colgate-Palmolive Co.	323,470	$28,685,320
Procter & Gamble Co.	1,102,496	69,655,697

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	666,499	$33,696,133

		$132,037,150

Electrical Equipment – 2.3%
Danaher Corp.	1,596,210	$66,945,047

Electronics – 1.9%
ASML Holding N.V.	334,921	$11,568,171
Microchip Technology, Inc.	1,366,950	42,525,815

		$54,093,986

Energy - Independent – 2.7%
Apache Corp.	283,860	$22,776,926
EOG Resources, Inc.	326,300	23,170,563
Occidental Petroleum Corp.	435,480	31,136,820

		$77,084,309

Energy - Integrated – 4.9%
Chevron Corp.	670,140	$62,001,353
Exxon Mobil Corp.	542,690	39,415,575
Hess Corp.	431,950	22,660,097
QEP Resources, Inc.	638,640	17,287,985

		$141,365,010

Engineering - Construction – 0.9%
Fluor Corp.	556,160	$25,889,248

Food & Beverages – 3.1%
General Mills, Inc.	559,640	$21,529,351
Groupe Danone	483,288	29,742,133
PepsiCo, Inc.	625,719	38,732,006

		$90,003,490

General Merchandise – 3.4%
Kohl’s Corp.	723,280	$35,513,048
Nordstrom, Inc.	184,450	8,425,676
Target Corp.	1,111,340	54,500,114

		$98,438,838

Insurance – 2.6%
ACE Ltd.	530,000	$32,118,000
Aon Corp.	640,850	26,902,883
MetLife, Inc.	559,670	15,676,357

		$74,697,240

Internet A– 1.9%
Google, Inc., “A” (a)	108,640	$55,882,243

Major Banks – 7.7%
Bank of America Corp.	4,288,180	$26,243,662
Bank of New York Mellon Corp.	1,136,173	21,121,456
Goldman Sachs Group, Inc.	398,300	37,659,265
JPMorgan Chase & Co.	1,913,380	57,631,006
State Street Corp.	564,620	18,158,179
SunTrust Banks, Inc.	601,730	10,801,054
Wells Fargo & Co.	2,155,606	51,993,217

		$223,607,839

Medical & Health Technology & Services – 0.5%
VCA Antech, Inc. (a)	835,970	$13,358,801

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.1%
Baxter International, Inc.	414,150	$23,250,381
Becton, Dickinson & Co.	368,730	27,035,284
Covidien PLC	536,000	23,637,600
Medtronic, Inc.	946,960	31,476,950
St. Jude Medical, Inc.	1,037,450	37,545,316
Thermo Fisher Scientific, Inc. (a)	651,750	33,004,620

		$175,950,151

Natural Gas - Pipeline – 0.3%
Kinder Morgan, Inc.	362,930	$9,396,258

Network & Telecom – 1.5%
Cisco Systems, Inc.	2,761,839	$42,780,886

Oil Services – 3.1%
Cameron International Corp. (a)	601,110	$24,970,109
Halliburton Co.	682,950	20,843,634
National Oilwell Varco, Inc.	404,730	20,730,271
Schlumberger Ltd.	396,290	23,670,402

		$90,214,416

Other Banks & Diversified Financials – 4.2%
American Express Co.	825,170	$37,050,133
MasterCard, Inc., “A”	111,270	35,290,393
Visa, Inc., “A”	445,500	38,188,260
Zions Bancorporation	750,360	10,557,565

		$121,086,351

Pharmaceuticals – 4.8%
Abbott Laboratories	1,119,440	$57,248,162
Johnson & Johnson	939,358	59,846,498
Teva Pharmaceutical Industries Ltd., ADR	582,260	21,671,717

		$138,766,377

Railroad & Shipping – 1.1%
Canadian National Railway Co.	491,650	$32,734,057

Specialty Chemicals – 2.3%
Linde AG	279,827	$37,321,252
Praxair, Inc.	330,120	30,859,618

		$68,180,870

Specialty Stores – 0.7%
Hennes & Mauritz AB, “B”	639,110	$19,090,938

Telephone Services – 2.5%
American Tower Corp., “A” (a)	704,800	$37,918,240
AT&T, Inc.	1,217,000	34,708,840

		$72,627,080

Tobacco – 1.9%
Philip Morris International, Inc.	876,120	$54,652,366

Trucking – 0.3%
Expeditors International of Washington, Inc.	253,210	$10,267,666

Utilities - Electric Power – 2.6%
Alliant Energy Corp.	576,510	$22,299,407
American Electric Power Co., Inc.	624,440	23,741,209

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (unaudited) 9/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Wisconsin Energy Corp.	935,700	$29,278,053
		$75,318,669

Total Common Stocks		$2,867,959,407

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	24,273,028	$24,273,028

Total Investments		$2,892,232,435

Other Assets, Less Liabilities – 0.3%		8,013,246

Net Assets – 100.0%		$2,900,245,681

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR American	Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Trust

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,536,932,624	$—	$—	$2,536,932,624
United Kingdom	—	62,798,673	—	62,798,673
France	—	57,592,605	—	57,592,605
Germany	—	54,241,213	—	54,241,213
Netherlands	11,568,171	42,417,984	—	53,986,155
Israel	50,583,142	—	—	50,583,142
Canada	32,734,057	—	—	32,734,057
Sweden	—	19,090,938	—	19,090,938
Mutual Funds	24,273,028	—	—	24,273,028

Total Investments	$2,656,091,022	$236,141,413	$—	$2,892,232,435

For further information regarding security characteristics, see the Portfolio of Investments.

Massachusetts Investors Trust

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,783,297,978

Gross unrealized appreciation	$418,602,698
Gross unrealized depreciation	(309,668,241)

Net unrealized appreciation (depreciation)	$108,934,457

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,192,639	303,411,206	(308,330,817)	24,273,028

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,805	$24,273,028

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.